LOANS, FINANCING AND DEBENTURES - Significant transactions settled during the period (Details)	Dec. 08, 2025 USD ($)	Dec. 08, 2025 BRL (R$)	Nov. 13, 2025 USD ($)	Nov. 13, 2025 BRL (R$)	Oct. 15, 2025 USD ($)	Oct. 15, 2025 BRL (R$)	Oct. 14, 2025 USD ($)	Oct. 14, 2025 BRL (R$)	Sep. 26, 2025 BRL (R$)	Sep. 19, 2025 USD ($)	Sep. 19, 2025 BRL (R$)	Sep. 11, 2025 USD ($)	Sep. 11, 2025 BRL (R$)	Jun. 09, 2025 USD ($)	Jun. 09, 2025 BRL (R$)	May 21, 2025 USD ($)	May 21, 2025 BRL (R$)	May 17, 2025 USD ($)	May 17, 2025 BRL (R$)	Apr. 24, 2025 USD ($)	Apr. 24, 2025 BRL (R$)	Mar. 24, 2025 BRL (R$)	Mar. 10, 2025 USD ($)	Mar. 10, 2025 BRL (R$)	Jan. 14, 2025 USD ($)	Jan. 14, 2025 BRL (R$)
Several banks (a syndicated operation) [Member] | March 2027
Disclosure of detailed information about borrowings [line items]
Notional amount																							$ 1,486,064	R$ 8,608,769
Several banks (a syndicated operation) [Member] | SOFR | March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																							1.40%	1.40%
Bonds | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Notional amount																									$ 346,445	R$ 2,101,917
Bonds | Interest rate | Bond Maturity Date
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																									4.00%	4.00%
Rural Producer Note (CPR) | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount																						R$ 221,942
Rural Producer Note (CPR) | CDI | March 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis																						100.00%
Export Prepayment Agreements ("EPP") - JP Morgan
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 81,124	R$ 440,091	$ 51,850	R$ 273,873		R$ 1,574,386
Export Prepayment Agreements ("EPP") - JP Morgan | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	1.41%	1.41%	1.41%	1.41%																1.93%	1.93%
Export Prepayment Agreements ("EPP") - JP Morgan | Term, 3-month
Disclosure of detailed information about borrowings [line items]
Notional amount																				$ 153,869	R$ 873,023
Advance of exchange contract (ACC) - BNP Paribas
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 15,988	R$ 89,170,000	$ 37,123	R$ 210,942	$ 106,585	R$ 605,819
Debentures [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount									R$ 811,766
Bonds 2027
Disclosure of detailed information about borrowings [line items]
Notional amount										$ 304,737	R$ 1,623,519	$ 401,545	R$ 2,162,639
Bonds 2027 | SOFR | January 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis												5.50%	5.50%
Bonds 2026
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 289,069							$ 233,807	R$ 1,259,239
Bonds 2026 | Fixed | March 2027
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					5.75%	5.75%						5.75%	5.75%
Export Prepayment Agreements ("EPP") - Bank of China
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 47,350	R$ 260,342
Export Prepayment Agreements ("EPP") - Bank of China | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis							1.41%	1.41%